INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	As of December 31,
	2024	2025
Land used right	$602,703	$574,338
Software	127,280	133,041
Intangible asset, gross	729,983	707,379
Less: accumulated amortization	(206,137)	(219,686)
Intangible assets, net	$523,846	$487,693

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE

Future estimated amortization expenses of intangible assets are as follows:

For the fiscal years ending December 31,	Amount
2026	11,499
2027	11,492
2028	11,483
2029	11,483
2030	11,483
Thereafter	430,253
Total	$487,693